Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 38-3360868 001 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
December 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value**	Cost**	Current Value

	Mutual Funds	Shares
	Blackrock Equity Dividend Fund	202,830	**	$4,222,917
	Delaware Small Cap Value R6	16,437	**	1,103,915
	Hartford International Opportunity R6	68,829	**	1,597,526
	iShares 7-10 Year Treasury Bond ETF	120	**	11,539
	iShares Convertible Bond ETF	70	**	6,895
	iShares Core MSCI EAFE ETF	1,282	**	86,176
	iShares Preferred & Income Securities ETF	204	**	6,316
	JPMorgan Mid Cap Value R6	38,318	**	1,221,567
	Macquarie Emerging Markets Fund R6	36,442	**	1,149,382
	Pear Tree Polaris Foreign Value Fund R6	2,181	**	61,787
	Pimco Total Return Fund	30,182	**	267,412
	SPRDR Portfolio Developed ETF	1,764	**	78,339
	State Street SPDR Portfolio S&P 500 ETF	9,446	**	757,758
	State Street SPDR S&P 400 Mid Cap ETF	1,301	**	75,341
	State Street SPDR S&P 600 Small Cap ETF	954	**	44,704
	T Rowe Price Institutional Floating Rate Fund	2,545	**	23,974
	T Rowe Price Mid Cap Growth Fund	29,241	**	2,853,631
	T Rowe Price Retirement Balanced Fund	95,398	**	1,336,525
	T Rowe Price Retirement 2010 Fund	5,221	**	83,425
	T Rowe Price Retirement 2015 Fund	26,630	**	354,442
	T Rowe Price Retirement 2020 Fund	113,157	**	2,229,191
	T Rowe Price Retirement 2025 Fund	51,763	**	912,577
	T Rowe Price Retirement 2030 Fund	299,600	**	8,301,906
	T Rowe Price Retirement 2035 Fund	24,363	**	569,118
	T Rowe Price Retirement 2040 Fund	436,881	**	15,019,977
	T Rowe Price Retirement 2045 Fund	246,894	**	6,273,584
	T Rowe Price Retirement 2050 Fund	331,062	**	7,160,878
	T Rowe Price Retirement 2055 Fund	8,982	**	204,343
	T Rowe Price Retirement 2060 Fund	149,511	**	2,840,706
	T Rowe Price Retirement 2065 Fund	25,019	**	369,782
	T Rowe Price Spectrum Conservative Allocation Fund	76,073	**	1,556,454
	Vanguard 500 Index Admiral Shares	28,837	**	18,220,130
	Vanguard Mid Cap Index Admiral Shares	9,931	**	3,568,869
	Vanguard Small Cap Index Admiral Shares	27,840	**	3,440,428
	Vanguard Intermediate Term Treasury Admiral	24,567	**	247,140
	Vanguard Short Term Treasury Admiral	47,448	**	471,636
	Vanguard Short Term Invest Grade Fund Admiral	162,455	**	1,709,028
	Vanguard Total Bond Market Admiral	276,399	**	2,700,413
	Vanguard Total International Index Admiral	93,349	**	3,783,426
	Vanguard Short Term Corp Bond Index Admiral	4,404	**	95,609
	Virtus AlphaSimplex Managed Futures R6	1,955	**	15,050
	Wasatch Core Growth Institutional	16,575	**	1,261,204
	WCM Focused International Growth Fund	2,220	**	55,225
	William Blair Large Cap RY	168,303	**	5,072,657
	Total Mutual Funds			101,422,902
December 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value**	Cost**	Current Value

	Common Stock
*	Mercantile Bank Corporation	333,821	**	16,056,790
	Adobe Systems Inc	21	**	7,350
	Alphabet Inc. Class C	92	**	28,870
	Amazon.com Inc	96	**	22,159
	American Tower Corporation	41	**	7,198
	Apple Inc.	28	**	7,612
	Berkshire Hathaway Class B	33	**	16,587
	Canadian Pacific Kanasas City Ltd	134	**	9,866
	Danaher Corporation	21	**	4,807
	Dollar General Corp	44	**	5,842
	Honeywell International Inc	30	**	5,853
	LVMH Moet Hennessy Lou Vuitton	45	**	6,818
	Meta Platforms Inc. Class A	18	**	11,882
	Microsoft Corporation	38	**	18,378
	Mondelez International Inc. Class A	88	**	4,737
	Nestle SA ADR	37	**	3,677
	Nike Inc Class B	72	**	4,587
	Paypal Holdings Inc	87	**	5,079
	Roper Technologies Inc.	10	**	4,451
	S&P Global Inc.	25	**	13,065
	Salesforce, Inc.	27	**	7,153
	Stryker Corporation	11	**	3,866
	Taiwan Semiconductor Mfg Co ADR	50	**	15,195
	TJX Companies, Inc	23	**	3,533
	Visa Inc - Class A	63	**	22,095
	Total Common Stock			16,297,450

	Money Market Fund
	Northern Institutional Treasury Portfolio	6,127,345	**	6,127,345

	Total Investments, at fair value			123,847,697
*	Participant Loans	Interest rates from 4.25% to 9.50%, maturing at various dates through 2028		$1,107,797